Interest Income And Interest Expense	12 Months Ended
Dec. 31, 2017
Banking And Thrift Interest [Abstract]
Interest Income And Interest Expense

NOTE 20 – Interest Income and Interest Expense

The components of interest income and interest expense are as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Interest income:
Bank loans, net of unearned income	$206,084	$131,808	$79,816
Investment securities	189,472	108,992	53,787
Margin balances	37,218	32,147	22,421
Inventory	17,563	18,965	17,757
Other	4,044	2,420	5,320
	$454,381	$294,332	$179,101
Interest expense:
Senior notes	$35,338	$36,217	$25,695
Bank deposits	12,661	7,331	7,262
Federal Home Loan Bank advances	8,305	6,777	551
Other	13,726	16,549	11,891
	$70,030	$66,874	$45,399